05065378

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECEIVED OCT 14 2005 SEC MAIL PROCESSING SECTION WASH. D.C. 198

FORM F-X

APPOINTMENT OF AGENT FOR SERVICE OF PROCESS AND UNDERTAKING

GENERAL INSTRUCTIONS

A. Name of issuer or person filing ("Filer"):

B. (1) This is [check one]

☒ an original filing for the Filer

005-81061

☐ an amended filing for the Filer

(2) Check the following box if you are filing the Form F-X in paper in accordance with Regulation S-T Rule 101(b)(9)

C. Identify the filing in conjunction with which this Form is being filed:

PROCESSED OCT 17 2005 THOMSON FINANCIAL

Name of subject company BANDAI LOGIPAL INC.

Form type CB

File Number (if known) N/A

Filed by NAMCO BANDAI Holdings Inc.

Date Filed (if filed concurrently, so indicate) concurrently – October 14, 2005

D. The Filer is incorporated or organized under the laws of Japan and has its principal place of business at 9F Taiyo Seimei Shinagawa Building 2-16-2, Konan, Minato-ku, Tokyo, 108-0075, Japan Phone number +81-3-5783-5505

E. The Filer designates and appoints National Corporate Research, Ltd. ("Agent") located at 225 West 34th Street, Suite 910, New York, NY 10122 as the agent of the Filer upon whom may be served any process, pleadings, subpoenas, or other papers in

(a) any investigation or administrative proceeding conducted by the Commission; and

(b) any civil suit or action brought against the Filer or to which the Filer has been joined as defendant or respondent, in any appropriate court in any place subject to the jurisdiction of any state or of the United States or of any of its territories or possessions or of the District of Columbia, where the investigation, proceeding or cause of action arises out of or relates to or concerns (i) any offering made or purported to be made in connection with the securities registered or qualified by the Filer on Form CB on October 14, 2005 or any purchases or sales of any security in connection therewith; (ii) the securities in relation to which the obligation to file an annual report on Form 40-F arises, or any purchases or sales of such securities; (iii) any tender offer for the securities of a Canadian issuer with respect to which filings are made by the Filer with the Commission on Schedule 13E-4F, 14D-1F or 14D-9F; or (iv) the securities in relation to which the Filer acts as trustee pursuant to an exemption under Rule 10a-5 under the Trust Indenture Act of 1939. The Filer stipulates and agrees that any such civil suit or action or administrative proceeding may be commenced by the service of process upon, and that service of an administrative subpoena shall be effected by service upon such agent for service of process, and that service as aforesaid shall be taken and held in all courts and administrative tribunals to be valid and binding as if personal service thereof had been made.

F. Each person filing this Form in connection with:

(a) the use of Form F-9, F-10, 40-F, or SB-2 or Schedule 13E-4F, 14D-1F or 14D-9F stipulates and agrees to appoint a successor agent for service of process and file an amended Form F-X if the Filer discharges the Agent or the Agent is unwilling or unable to accept service on behalf of the Filer at any time until six years have elapsed from the date the issuer of the securities to which such Forms and Schedules relate has ceased reporting under the Exchange Act;

(b) the use of Form F-8, Form F-80 or Form CB stipulates and agrees to appoint a successor agent for service of process and file an amended Form F-X if the Filer discharges the Agent or the Agent is unwilling or unable to accept service on behalf of the Filer at any time until six years have elapsed following the effective date of the latest amendment to such Form F-8, Form F-80 or Form CB;

(c) its status as trustee with respect to securities registered on Form F-7, F-8, F-9, F-10, F-80, or SB-2 stipulates and agrees to appoint a successor agent for service of process and file an amended Form F-X if the Filer discharges the Agent or the Agent is unwilling or unable to accept service on behalf of the Filer at any time during which any of the securities subject to the indenture remain outstanding; and

(d) the use of Form 1-A or other Commission form for an offering pursuant to Regulation A stipulates and agrees to appoint a successor agent for service of process and file an amended Form F-X if the Filer discharges the Agent or the Agent is unwilling or unable to accept service on behalf of the Filer at any time until six years have elapsed from the date of the last sale of securities in reliance upon the Regulation A exemption.

Each filer further undertakes to advise the Commission promptly of any change to the Agent's name or address during the applicable period by amendment of this Form, referencing the file number of the relevant form in conjunction with which the amendment is being filed.

G. Each person filing this Form, other than a trustee filing in accordance with General Instruction I. (a) of this Form, undertakes to make available, in person or by telephone, representatives to respond to inquiries made by the Commission staff, and to furnish promptly, when requested to do so by the Commission staff, information relating to: the Forms, Schedules and offering statements described in General Instructions I. (a), I. (b), I. (c), I. (d) and I. (f) of this Form, as applicable; the securities to which such Forms, Schedules and offering statements relate; and the transactions in such securities.

The Filer certifies that it has duly caused this power of attorney, consent, stipulation and agreement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tokyo Country of Japan this 14th day of October, 2005.

Filer: NAMCO BANDAI Holdings Inc.

(Signature) ____________________

(Name and Title) Takeo Takasu, President and Representative Director, NAMCO BANDAI Holdings Inc.

(Date) October 14, 2005

This statement has been signed by the following persons in the capacities and on the dates indicated.

(Signature) [signature]

(Name and Title) Colleen A. Devries, Vice President, National Corporate Research, Ltd.

(Date) October 14, 2005

NATIONAL CORPORATE RESEARCH, LTD.

New York, NY ~ Albany, NY ~ Dover, DE ~ Los Angeles, CA

SU ANT TO SECURITIES AND EXCHANGE COMMISSION FORM F-X APPOINTMENT OF AGENT FOR SERVICE OF PROCESS

With reference to the Tender Offer/Rights Offering Notification Form dated October 14, 2005 filed by NAMCO BANDAI Holdings Inc. (the "**Filer**"), the Filer hereby appoints National Corporate Research, Ltd. ("**NCR**") located at 225 W. 34th Street, Suite 910, New York, NY 10122, as an agent of the Filer upon whom may be served any process, pleadings, subpoenas, or other papers in:

a. any investigation or administrative proceeding conducted by the Commission; and

b. any civil suit or action brought against the Filer or to which the filer has been joined as defendant or respondent, in any appropriate court in any place subject to the jurisdiction of any state or of the United States or of any of its territories or possessions or of the district of Columbia, where the investigation, proceeding or cause of action arises out of or relates to or concerns any offering made or purported to be made in connection with the securities registered or qualified by the Filer on Form CB on October 14, 2005 or any purchases or sales of any securities in connection therewith.

The primary address for the receipt of process by NCR served under this appointment shall be 225 W. 34th Street, Suite 910, New York, NY 10122. The appointment shall be effective for a term of five (5) years from October 14, 2005 through October 14, 2010 (the "**Term**").

The responsibility of NCR shall be to send the legal process received during the Term by a recognized national express courier service to the address set forth below under its signature. The Filer will provide NCR in writing with any changes to its address. NCR shall have no responsibility other than to return such legal process to the sender by first class mail.

The Filer agrees to pay NCR the sum of One Hundred and Fifty Dollars ($150.00) for the first year, and Fifty Dollars ($50.00) for each additional year of the appointment, per party represented by NCR for service hereunder, payable in advance. The fee is not refundable, in full or in part, for any reason, including the premature ending of this appointment.

NAMCO BANDAI Holdings Inc.

By: ______________________
Name: Takeo Takasu
Title: President and Representative Director
Date: October 14, 2005

NATIONAL CORPORATE RESEARCH, LTD.

By: ______________________
Name:
Title:
Date: October 14, 2005

Address for delivery of Process:

NAMCO BANDAI Holdings Inc.
9F Taiyo Seimei Shinagawa Building
2-16-2, Konan, Minato-ku,
Tokyo, 108-0075, Japan
Attn: Akio Fujii
Tel: 813-5783-5505

With Copies to:

Davis Polk & Wardwell
Izumi Garden Tower 33F
1-6-1 Roppongi, Minato-ku,
Tokyo 106-6033, Japan
Attn: Theodore A. Paradise
Tel: 813-5561-4421
Fax: 813-5561-4425

The Filer agrees to pay NCR the sum of One Hundred and Fifty Dollars ($150.00) for the first year, and Fifty Dollars ($50.00) for each additional year of the appointment, per party represented by NCR for service hereunder, payable in advance. The fee is not refundable, in full or in part, for any reason, including the premature ending of this appointment.

NAMCO BANDAI Holdings Inc.

By:____________________________
Name: Takeo Takasu
Title: President and Representative Director
Date: October 14, 2005

NATIONAL CORPORATE RESEARCH, LTD.

By: [signature]
Name: Colleen A. Devries
Title: Vice President
Date: October 14, 2005

Address for delivery of Process:

NAMCO BANDAI Holdings Inc.
9F Taiyo Seimei Shinagawa Building
2-16-2, Konan, Minato-ku,
Tokyo, 108-0075, Japan
Attn: Akio Fujii
Tel: 813-5783-5505

With Copies to:

Davis Polk & Wardwell
Izumi Garden Tower 33F
1-6-1 Roppongi, Minato-ku,
Tokyo 106-6033, Japan
Attn: Theodore A. Paradise
Tel: 813-5561-4421
Fax: 813-5561-4425